Condensed Consolidated Statements of Changes in Redeemable Convertible Preferred Units and Members' Deficit - USD ($) $ in Thousands	Vacasa Holdings LLC Redeemable Convertible Preferred Units Preferred Units	Vacasa Holdings LLC Redeemable Convertible Preferred Units	Vacasa Holdings LLC Common Units	Vacasa Holdings LLC Additional Paid-In Capital	Vacasa Holdings LLC Accumulated Other Comprehensive Income (Loss)	Vacasa Holdings LLC Accumulated Deficit Adjustment	Vacasa Holdings LLC Accumulated Deficit	Vacasa Holdings LLC Adjustment	Vacasa Holdings LLC	Redeemable Convertible Preferred Units	Total
Balance at the beginning at Dec. 31, 2018	$ 209,781
Balance at the beginning (in shares) at Dec. 31, 2018	131,932,428
Redeemable Convertible Preferred Units
Remeasurement of redeemable convertible preferred units	$ (42,186)			$ (1,241)			$ (40,945)		$ (42,186)
Balance at the end at Dec. 31, 2019	$ 565,005	$ 565,005							$ 565,005
Balance at the end (in shares) at Dec. 31, 2019	264,310,388								264,310,388	264,310,000
Balance at the beginning (ASU 2016-02) at Dec. 31, 2018						$ 5,056		$ 5,056
Balance at the beginning at Dec. 31, 2018					$ (385)		(164,908)		$ (165,293)
Balance at the beginning (in shares) at Dec. 31, 2018			172,597,788
Equity
Issuance of common units for consideration in a business combination				1,172					1,172
Issuance of common units for consideration in a business combination (in shares)			4,226,364
Equity-based compensation				69					69
Net income (loss)							(84,872)		(84,872)
Foreign currency translation adjustments					939				939
Balance at the end at Dec. 31, 2019					554		(285,669)		(285,115)
Balance at the end (in shares) at Dec. 31, 2019			176,824,152
Redeemable Convertible Preferred Units
Exercise of Series A preferred unit warrant	$ 4,041
Exercise of Series A preferred unit warrant (in shares)	3,107,279
Remeasurement of redeemable convertible preferred units	$ (45,009)			1,872			43,137		45,009
Balance at the end at Sep. 30, 2020	$ 614,055
Balance at the end (in shares) at Sep. 30, 2020	267,417,667
Equity
Equity-based compensation				1,872					1,872
Exercise of Series A preferred unit warrant	$ 4,041
Exercise of Series A preferred unit warrant (in shares)	3,107,279
Net income (loss)							(47,040)		(47,040)
Foreign currency translation adjustments					210				210
Balance at the end at Sep. 30, 2020					764		(375,846)		(375,082)
Balance at the end (in shares) at Sep. 30, 2020			176,824,152
Balance at the beginning at Dec. 31, 2019	$ 565,005	565,005							$ 565,005
Balance at the beginning (in shares) at Dec. 31, 2019	264,310,388								264,310,388	264,310,000
Redeemable Convertible Preferred Units
Exercise of Series A preferred unit warrant	$ 4,041
Exercise of Series A preferred unit warrant (in shares)	3,107,279
Remeasurement of redeemable convertible preferred units	$ 202,433			(3,349)			(199,084)		$ (202,433)
Balance at the end at Dec. 31, 2020	$ 771,979	$ 771,979							$ 771,979
Balance at the end (in shares) at Dec. 31, 2020	267,688,054	267,688,000							267,688,054	267,688,000
Balance at the beginning at Dec. 31, 2019					554		(285,669)		$ (285,115)
Balance at the beginning (in shares) at Dec. 31, 2019			176,824,152
Equity
Equity-based compensation				3,349					3,349
Exercise of Series A preferred unit warrant	$ 4,041
Exercise of Series A preferred unit warrant (in shares)	3,107,279
Net income (loss)							(92,338)		(92,338)
Foreign currency translation adjustments					(313)				(313)
Balance at the end at Dec. 31, 2020					241		(577,091)		(576,850)
Balance at the end (in shares) at Dec. 31, 2020			176,824,152
Balance at the beginning at Jun. 30, 2020	$ 558,376
Balance at the beginning (in shares) at Jun. 30, 2020	264,310,388
Redeemable Convertible Preferred Units
Exercise of Series A preferred unit warrant	$ 4,041
Exercise of Series A preferred unit warrant (in shares)	3,107,279
Remeasurement of redeemable convertible preferred units	$ (51,638)			1,182			50,456		51,638
Balance at the end at Sep. 30, 2020	$ 614,055
Balance at the end (in shares) at Sep. 30, 2020	267,417,667
Balance at the beginning at Jun. 30, 2020					3,125		(334,806)		(331,681)
Balance at the beginning (in shares) at Jun. 30, 2020			176,824,152
Equity
Equity-based compensation				1,182					1,182
Exercise of Series A preferred unit warrant	$ 4,041
Exercise of Series A preferred unit warrant (in shares)	3,107,279
Net income (loss)							9,416		9,416
Foreign currency translation adjustments					(2,361)				(2,361)
Balance at the end at Sep. 30, 2020					764		(375,846)		(375,082)
Balance at the end (in shares) at Sep. 30, 2020			176,824,152
Balance at the beginning at Dec. 31, 2020	$ 771,979	$ 771,979							$ 771,979
Balance at the beginning (in shares) at Dec. 31, 2020	267,688,054	267,688,000							267,688,054	267,688,000
Redeemable Convertible Preferred Units
Remeasurement of redeemable convertible preferred units	$ 426,101			(908)			(425,193)		$ (426,101)
Net exercise of common unit warrants (in shares)			2,020,000
Balance at the end at Sep. 30, 2021	$ 1,198,080	$ 1,198,080							$ 1,198,080
Balance at the end (in shares) at Sep. 30, 2021	267,688,054	267,688,000							267,688,054
Balance at the beginning at Dec. 31, 2020					241		(577,091)		$ (576,850)
Balance at the beginning (in shares) at Dec. 31, 2020			176,824,152
Equity
Issuance of common units for consideration in a business combination				573,800					573,800
Issuance of common units for consideration in a business combination (in shares)			161,518,057
Equity-based compensation				5,273					5,273
Net income (loss)							(36,410)		(36,410)
Exercise of equity-based option				(73)					(73)
Exercise of equity-based option (in shares)			70,208
Foreign currency translation adjustments					(201)				(201)
Balance at the end at Sep. 30, 2021				578,238	40		(1,038,694)		(460,416)
Balance at the end (in shares) at Sep. 30, 2021			340,432,417
Balance at the beginning at Jun. 30, 2021	$ 1,198,080
Balance at the beginning (in shares) at Jun. 30, 2021	267,688,054
Redeemable Convertible Preferred Units
Net exercise of common unit warrants (in shares)			2,020,000
Balance at the end at Sep. 30, 2021	$ 1,198,080	$ 1,198,080							$ 1,198,080
Balance at the end (in shares) at Sep. 30, 2021	267,688,054	267,688,000							267,688,054
Balance at the beginning at Jun. 30, 2021				575,966	980		(1,071,498)		$ (494,552)
Balance at the beginning (in shares) at Jun. 30, 2021			338,412,417,000
Equity
Equity-based compensation				2,272					2,272
Net income (loss)							32,804		32,804
Foreign currency translation adjustments					(940)				(940)
Balance at the end at Sep. 30, 2021				$ 578,238	$ 40		$ (1,038,694)		$ (460,416)
Balance at the end (in shares) at Sep. 30, 2021			340,432,417